Commitments and Contingencies - Schedule of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Liabilities [Line Items]
2025	$ 121,579
Total lease payments	121,579
Less: imputed interest	(272)
Present values of lease liabilities	121,579
Operating lease liabilities current	121,579	$ 445,850
Operating lease liabilities noncurrent		$ 119,424
Operating lease liabilities	121,579
Other than related parties [Member]
Schedule of Operating Lease Liabilities [Line Items]
2025	121,579
Total lease payments	121,579
Less: imputed interest	(272)
Present values of lease liabilities	121,579
Operating lease liabilities current	121,579
Operating lease liabilities noncurrent
Operating lease liabilities	121,579
Related Parties [Member]
Schedule of Operating Lease Liabilities [Line Items]
2025
Total lease payments
Less: imputed interest
Present values of lease liabilities
Operating lease liabilities current
Operating lease liabilities noncurrent
Operating lease liabilities